Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables
	December 31
	2025	2024
	€ in thousands
Employees and payroll accruals	562	389
Provision for Legal Claims	53	515
Government authorities	279	642
Deferred revenues	2,045	902
Accrued expenses connected to Manara PSP	4,852	2,984
Accrued interest on Debentures	2,093	2,070
Other accrued expenses	6,749	2,864
Income tax payables	512	530
	17,145	10,896